INVESTMENT IN ASSOCIATE (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance	$ 5,582	$ 5,305
Share of equity loss	(678)	(472)
Dilution gain	252	749
Ending balance	$ 0	$ 5,582
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance, shares	65,144,021	65,144,021
Share of equity loss, shares	0	0
Dilution gain, shares	0	0
Ending balance, shares	65,144,021	65,144,021
Beginning balance	$ 5,582	$ 5,305
Share of equity loss	(678)	(472)
Dilution gain	252	749
Deconsolidation of investment in GoviEx	(5,156)	0
Ending balance	$ 0	$ 5,582